INCOME TAXES (Tables)	12 Months Ended
Apr. 30, 2023
SCHEDULE OF NET DEFERRED TAX ASSETS

	2023	2022

Deferred tax assets:
Loss carryforwards	$3,049,000	$2,166,000
Stock options	8,454,000	8,259,000
Capital loss carryforward/Disposal	11,039,000	—
Related party accruals	1,001,000	799,000
Inventory reserve	133,000	100,000
Interest deferral	221,000	191,000
Start-up costs	81,000	84,000
Other	131,000	57,000
Valuation allowance	(24,109,000)	(11,656,000)
Net deferred tax assets	$—	$—

SCHEDULE OF INCOME TAX PROVISION

	2023	2022

Income tax benefit based on book loss at US statutory rate	$(10,983,000)	$(10,259,000)
Share-based compensation and shares for services	—	—
Debt discount amortization	860,000	1,841,000
Related party accruals	226,000	150,000
Stock options	(145,000)	6,815,000
Interest expense	79,000	5,000
Depreciation	(18,000)	21,000
Inventory reserve	26,000	55,000
Interest deferral	(5,000)	13,000
Acquisition costs	260,000	1,268,000
Accrued legal	(76,000)	76,000
Loss on sale of capital assets	8,713,000	—
Accrued payroll	—	—
Change in fair value of derivatives	481,000	(1,298,000)
Other	40,000	(29,000
Valuation allowance	542,000	1,342,000
Total income tax provision	$—	$—

ISRAEL
SCHEDULE OF NET DEFERRED TAX ASSETS

	2023	2022
Deferred tax assets:
Loss carryforwards	$241,000	$234,000
Start-up costs	—	—
Research and development costs	(113,000)	(113,000)
Valuation allowance	(128,000)	(121,000)
Net deferred tax assets	$—	$—

SCHEDULE OF INCOME TAX PROVISION
	2023	2022

Income tax provision (benefit) based on book income (loss) at Israeli statutory rate	$(54,000)	$(56,000)
Valuation allowance	54,000	56,000

Total income tax provision	$—	$—